OTHER NON-CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
OTHER NON-CURRENT ASSETS, NET
Schedule of Other Non-current Assets

	As of December 31,
	2019	2020
	RMB	RMB

Prepaid long-term deposit and loans to lock-up an equity interest investment (Note i)	42,212	89,929
Long-term receivables from Jinghan Taihe (Note ii & Note 23)	10,773	13,723
Long-term restricted cash (Note iii)	6,587	19,373
Long-term lease deposits	5,290	3,603
Equity method investments	1,895	1,740
Long-term subsidy receivable (Note 7(iv) & Note 23)	—	6,577
Others	4,214	4,122
Total	70,971	139,067